Current and non-current inventories (Tables)	12 Months Ended
Dec. 31, 2025
Current and non-current inventories
Schedule of current and non-current inventories
(€ million)	December 31, 2025	December 31, 2024
Raw and auxiliary materials and consumables	1,001	1,436
Components and spare parts for drilling operations, plans and equipment	1,288	1,721
Semi-finished, finished products and goods	2,816	3,092
Other	38	10
Current inventories	5,143	6,259